Summary of Significant Accounting Policies - Additional Information (Q1) (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Restricted cash	$ 0.9	$ 0.9	$ 1.3